Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$146,560	$170,650
Cash and cash equivalents held by VIE	108	1,210
Restricted cash	6,526	8,526
Total cash, cash equivalents and restricted cash	$153,194	$180,386